Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 62,764	$ 89,405	$ 79,301
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $75,389, $(53,838), and $(55,818), respectively	(140,008)	99,986	103,662
Change in other-than-temporary impairment (losses) gains recognized in other comprehensive income, net of taxes of $259, $(1,881), and $343, respectively	(481)	3,493	(637)
Total other comprehensive (loss) income	(140,489)	103,479	103,025
Total comprehensive (loss) income	$ (77,725)	$ 192,884	$ 182,326